Taxes Payable	6 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Taxes Payable

12.	Taxes Payable

The Company is registered in the Cayman Islands. The Group generated substantially all of its income from its PRC operations for the six months ended September 30, 2025 and 2024.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed to any dividends and payment made to shareholders.

Hong Kong

The Company’s subsidiary Easy Skills Technology Limited is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before April 2018, and an income tax rate of 8.25% for assessable profit up to HKD 2,000,000 from April 2018 onwards. The Group had no assessable profit subject to Hong Kong profit tax for the six months ended September 30, 2025 and 2024.

PRC

Income Tax

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of September 30, 2025 and March 31, 2025. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2021 to 2025 of the Company’s PRC subsidiaries remain open to examination by the taxing jurisdictions.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

For the six months ended September 30,
	2025	2024
Current	$—	$—
Deferred	—	—
Income tax expense	$—	$—

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the six months ended September 30, 2025 and 2024, respectively:

	For the six months ended September 30,
	2025	2024
Loss before income taxes	$(1,000,714)	$(2,717,583)
Tax rate	25%	25%
Benefit for income taxes at statutory tax rate	$(250,179)	$(679,396)
Effect of tax exempt entity	212,247	212,528
Effect of non-tax deductible expenses	375	—
Effect of tax loss not recognized	259,657	6,889
Effect of investment income not recognized	(222,100)	2,782
Effect of impairment not recognized	—	457,197
Income tax expense	$—	$—

Deferred tax assets consist of as follow:
	As of September 30, 2025	As of March 31, 2025
Deferred tax assets:
Impairment of Long-term investment	$531,080	$525,597
Impairment of intangible asset	24,695	24,445
Impairment of Goodwill	1,041,219	1,030,674
Deferred tax assets, gross	1,596,994	1,580,716
Less: valuation allowance	(1,596,994)	(1,580,716)
Total deferred tax assets	—	—

Deferred tax assets/liability	As of September 30, 2025	As of March 31, 2025
Deferred tax assets	$1,596,994	$1,580,716
Valuation allowance	(1,596,994)	(1,580,716)
Deferred tax assets, net	—	—
Deferred tax liability	—	—
Total	—	—

As of September 30, 2025, the Company had approximately $3,013,340 of net operating losses from the PRC operations. FASB ASC Topic 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, the net deferred tax assets will not be realized. A review of all available positive and negative evidence needs to be considered including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weight to the relative impact of the evidences to the extent it could be objectively verified. Management considers projected future losses outweight other factors and made a full allowance of related deferred tax assets.

The net operating tax loss carryforwards will begin to expire as follows:

Loss carried forward	$
2026		—
2027		—
2028		3,013,340
2029		—
2030		—
Total		$3,013,340

There was no temporary difference between the tax base and the reported amount of assets and liabilities in the financial statements as of September 30, 2025, thus no deferred income tax expense is recognized.

Value Added Tax (“VAT”)

The Group’s membership revenues for providing non-academic education services are subject to a simple tax method to calculate VAT at 3%. The Group’s technical service revenue is subject to a VAT rate of 6%.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Taxes payable consisted of the followings:

	As of
	September 30, 2025	March 31, 2025
Income tax payable	$212,359	$216,539
VAT payable	1,196	2,591
Other tax payables	—	2,263
Total	$213,555	$221,393